Share based payments (Tables)	12 Months Ended
Dec. 31, 2020
Subscription rights
Share based payments
Schedule of summary of other equity instruments outstanding and exercisable per plan
				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
Subscription	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
right plan	date	date	price (€)	2020	year	year	year	year	2020	2020
2006 BNL	12/21/2007	12/20/2020	7.12	1,050		(1,050)			—	—
2007 RMV	10/25/2007	10/24/2020	8.65	14,980		(14,980)			—	—
2008	06/26/2008	06/25/2021	5.6	1,365					1,365	1,365
2012	09/03/2012	09/02/2020	14.19	80,040		(80,040)			—	—
2013	05/16/2013	05/15/2021	19.38	120,434		(64,770)			55,664	55,664
2014	07/25/2014	07/24/2022	14.54	252,340		(83,000)			169,340	169,340
2015	04/30/2015	04/29/2023	28.75	282,473		(63,000)			219,473	219,473
2015 (B)	12/22/2015	12/21/2023	49.00	329,500		(68,000)			261,500	261,500
2015 RMV	12/22/2015	12/21/2023	49.00	57,500		(17,500)			40,000	40,000
2016	06/01/2016	05/31/2024	46.10	504,250		(161,625)			342,625	342,625
2016 RMV	06/01/2016	05/31/2024	46.10	120,000		(51,000)			69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	150,000		(140,000)			10,000	10,000
2017	05/17/2017	05/16/2025	80.57	595,500					595,500
2017 RMV	05/17/2017	05/16/2025	80.57	127,500					127,500
2018	04/19/2018	04/18/2026	79.88	1,085,245			(2,000)		1,083,245
2018 RMV	04/19/2018	04/18/2026	79.88	137,500					137,500
2019	04/10/2019	04/09/2027	95.11	1,486,690			(8,850)		1,477,840
2019 RMV	04/10/2019	04/09/2027	95.11	194,750			(1,750)		193,000
2020	04/17/2020	04/16/2028	168.42	—	1,925,185		(19,151)		1,906,034
2020RMV	04/17/2020	04/16/2028	168.42	—	248,150		(8,625)		239,525
Total				5,541,117	2,173,335	(744,965)	(40,376)	—	6,929,111	1,168,967

Schedule of summary of other equity instruments outstanding and exercisable
		Weighted
		average
	Subscription rights	exercise
		price (Euro)
Outstanding on January 1, 2018	3,970,807	€39.3
Exercisable on December 31, 2017	763,344	13.7

Granted during the period	1,235,245	79.9
Forfeited during the year	(12,000)	43.2
Exercised during the period	(567,270)	13.5
Expired during the year	—	—
Outstanding on December 31, 2018	4,626,782	€53.3
Exercisable on December 31, 2018	882,734	14.0

Granted during the period	1,699,690	95.1
Forfeited during the year	(30,750)	88.9
Exercised during the period	(754,605)	22.8
Expired during the year	—	—
Outstanding on December 31, 2019	5,541,117	€70.1
Exercisable on December 31, 2019	1,139,682	30.2

Granted during the period	2,173,335	168.4
Forfeited during the year	(40,376)	144.8
Exercised during the period	(744,965)	38.0
Expired during the year	—	—
Outstanding on December 31, 2020	6,929,111	€104.0
Exercisable on December 31, 2020	1,168,967	37.8

Schedule of inputs into the valuation of the other equity instruments
	2020	2020 RMV	2019	2019 RMV	2018	2018 RMV
	April 17	April 17	April 19	April 19	April 18	April 18
Exercise Price (€)	€168.42	€168.42	€95.11	€95.11	€79.88	€79.88
Weighted average share price at acceptance date (€)	€178.95	€178.95	€107.05	€107.45	€84.88	€84.88
Weighted average fair value on the acceptance date (€)	€86.45	€85.79	€40.04	€40.05	€38.39	€38.39
Weighted average estimated volatility (%)	51.30	51.32	35.86	35.63	39.44	39.44
Weighted average expected life of the subscription rights (years)	6.00	6.00	6.02	6.00	8.00	8.00
Weighted average risk free rate (%)	(0.44)	(0.44)	(0.27)	(0.28)	0.51	0.51
Expected dividends	None	None	None	None	None	None

Schedule of summary of other equity instruments outstanding by category
	December 31,
	2020	2019	2018
	(in number of subscription rights)
Supervisory board members	157,560	222,600	216,780
Management board members	2,101,874	2,171,874	2,139,374
Other	4,669,677	3,146,643	2,270,628
Total subscription rights outstanding	6,929,111	5,541,117	4,626,782

Restricted Stock Units (RSUs)
Share based payments
Summary of other equity instruments per plan
		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2020	year	year	year	2020
Plan 2019.I	10/16/2019	33,000				33,000
Plan 2019.II	10/16/2019	109,075			(27,268)	81,807
Plan 2019.III	10/16/2019	71,072				71,072
Plan 2020.I	6/5/2020		55,928	(1,052)		54,876
Plan 2020.II	7/5/2020		72,841			72,841
Total		213,147	128,769	(1,052)	(27,268)	313,596

Summary of number of other equity instruments per plan
	2020	2019
	(in number of RSUs)
Outstanding on January 1,	213,147	—

Granted during the period	128,769	213,147
Forfeited during the year	(1,052)
Paid in cash during the period	(27,268)
Outstanding on December 31,	313,596	213,147

Schedule of summary of other equity instruments outstanding by category
	December 31,
Category	2020	2019
	(in number of RSUs)
Management board members	229,276	188,571
Other	84,320	24,576
Total outstanding RSUs	313,596	213,147